11. Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments
Amounts due as of June 30, 2019	Operating Leases
2019	$48,901
2020	100,088
2021	43,234
Total minimum lease payments	$192,223
Less: effect of discounting	(13,405)
Present value of future minimum lease payments	$178,818
Less: current obligations under leases	(69,808)
Long-term lease obligations	$109,010

2019	36,807
Total	36,807